Long-term debt (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-term debt by maturities
Long-term debt	138,307	126,641
Structured notes
Long-term debt by maturities
Long-term debt	41,739	34,817
Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,855	22,607
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	6,080	6,455
Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,778	5,016
Structured notes | Other
Long-term debt by maturities
Long-term debt	1,026	739